GOODWILL AND OTHER INTANGIBLES - Changes in the Carrying Amount of Goodwill (Details) $ in Millions	9 Months Ended
Sep. 30, 2019 USD ($)
Goodwill [Roll Forward]
Balance at beginning	$ 2,453
Foreign currency translation and other	(1)
Balance at ending	2,452
Agriculture
Goodwill [Roll Forward]
Balance at beginning	1,646
Foreign currency translation and other	4
Balance at ending	1,650
Construction
Goodwill [Roll Forward]
Balance at beginning	587
Foreign currency translation and other	0
Balance at ending	587
Commercial and Specialty Vehicles
Goodwill [Roll Forward]
Balance at beginning	62
Foreign currency translation and other	(4)
Balance at ending	58
Powertrain
Goodwill [Roll Forward]
Balance at beginning	5
Foreign currency translation and other	0
Balance at ending	5
Financial Services
Goodwill [Roll Forward]
Balance at beginning	153
Foreign currency translation and other	(1)
Balance at ending	$ 152